Form N-CSR Cover	6 Months Ended
Sep. 30, 2024
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
Entity Central Index Key	0000908186
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024